Basic and Diluted Earnings Per Share - Schedule of Antidilutive Securities Excluded from Computation of Diluted Net Loss Per Share (Details) (10Q) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Options to Purchase Common Stock [Member]
Antidilutive securities excluded from computation of EPS	5,833,336	5,748,336	5,873,336	6,480,003